LAND AND LAND DEVELOPMENT COSTS (Details Narrative) (USD $)	6 Months Ended		12 Months Ended
	Apr. 30, 2013 acre	Apr. 30, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Land And Land Development Costs Details Narrative
Reclassification of land unimproved designated for development to an asset held for sale (acres)	1,557
Impairment expense recorded during the period, (number of units)	126
Decrease in land improvements designated for development			$ 308,340
Reclassification of assets from land and land development costs to long-lived assets held for sale	957,625	0	263,718	675,490	1,475,283
Land sale			73,498
Impairment expense of land improvements			7,000	0
Increase in infrastructure development cost			$ 17,619